American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2023

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 37.1%
American Century Diversified Corporate Bond ETF	389,060	17,092,184
American Century Emerging Markets Bond ETF	155,611	5,474,364
American Century Focused Dynamic Growth ETF(2)	85,103	5,147,880
American Century Focused Large Cap Value ETF	97,140	5,442,715
American Century Multisector Income ETF	377,777	15,470,648
American Century Quality Diversified International ETF	201,568	8,366,423
American Century Short Duration Strategic Income ETF	31,790	1,594,901
American Century U.S. Quality Growth ETF	209,112	13,703,109
American Century U.S. Quality Value ETF	338,733	16,034,706
Avantis International Equity ETF	169,005	9,082,329
Avantis International Small Cap Value ETF	28,507	1,593,969
Avantis U.S. Equity ETF	193,105	13,700,800
Avantis U.S. Small Cap Value ETF(3)	31,572	2,337,591
TOTAL AFFILIATED FUNDS (Cost $106,971,805)		115,041,619
U.S. TREASURY SECURITIES — 19.5%
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	941,016
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	820,215
U.S. Treasury Bonds, 2.00%, 11/15/41	1,350,000	836,314
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	4,625,059
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	314,992
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,097,529
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	424,312
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	597,590
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	525,117
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,524,656	2,492,963
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	456,738	452,189
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	679,380	491,492
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	667,705	462,499
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,585,505	2,475,314
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	635,950	440,518
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	825,489	433,100
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,314,100	11,053,079
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,572,862	2,496,513
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,813,992	4,596,828
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	254,204	236,268
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	3,555,831	3,257,923
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	4,356,450	3,999,410
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	3,039,825	2,800,244
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	7,160,040	6,185,183
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	2,253,946	1,859,419
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	272,930
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,013,762
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	953,174
U.S. Treasury Notes, 1.875%, 2/15/32(4)	4,200,000	3,338,508
U.S. Treasury Notes, 3.375%, 5/15/33	20,000	17,687
U.S. Treasury Notes, VRN, 5.52%, (3-month USBMMY plus 0.13%), 7/31/25	1,000,000	999,919
TOTAL U.S. TREASURY SECURITIES (Cost $71,941,744)		60,511,066

COMMON STOCKS — 17.6%
Aerospace and Defense — 0.4%
Airbus SE	752	100,825
CAE, Inc.(2)	4,879	101,890
Curtiss-Wright Corp.	925	183,899
General Dynamics Corp.	358	86,389
HEICO Corp.	998	158,093
Hensoldt AG	420	12,446
Huntington Ingalls Industries, Inc.	924	203,114
Lockheed Martin Corp.	202	91,837
Melrose Industries PLC	21,756	123,874
Mercury Systems, Inc.(2)	425	15,291
Saab AB, B Shares	384	19,727
		1,097,385
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	254	14,470
Cia de Distribucion Integral Logista Holdings SA	613	15,052
FedEx Corp.	91	21,849
GXO Logistics, Inc.(2)	389	19,649
United Parcel Service, Inc., Class B	681	96,191
		167,211
Automobile Components — 0.3%
Aptiv PLC(2)	3,878	338,162
BorgWarner, Inc.	4,342	160,220
Cie Generale des Etablissements Michelin SCA	3,860	114,675
Continental AG	1,521	99,304
Fox Factory Holding Corp.(2)	221	18,005
Gentherm, Inc.(2)	192	7,722
Hyundai Mobis Co. Ltd.	591	91,525
Linamar Corp.	1,409	60,922
Mobileye Global, Inc., Class A(2)(3)	3,846	137,187
Nifco, Inc.	700	16,416
Toyo Tire Corp.	1,600	23,765
		1,067,903
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,199	111,512
Ferrari NV	538	162,855
Mercedes-Benz Group AG	1,561	91,840
Tesla, Inc.(2)	737	148,019
Volvo Car AB, Class B(2)	17,739	61,184
		575,410
Banks — 0.5%
AIB Group PLC	4,155	18,039
Banco Bradesco SA(2)	40,074	97,368
Banco do Brasil SA	4,200	40,294
Bank Central Asia Tbk PT	286,000	157,563
Bank of America Corp.	4,125	108,652
Barclays PLC	65,921	105,806
BNP Paribas SA	1,021	58,712
BPER Banca	7,154	23,280
Capitol Federal Financial, Inc.	4,293	22,324
Commerce Bancshares, Inc.	211	9,254
First Hawaiian, Inc.	4,818	86,387
Fukuoka Financial Group, Inc.	1,000	26,434
Hana Financial Group, Inc.	2,977	86,562

HDFC Bank Ltd., ADR	2,076	117,398
HSBC Holdings PLC	13,600	97,716
JPMorgan Chase & Co.	1,485	206,504
Jyske Bank A/S(2)	264	18,605
Prosperity Bancshares, Inc.	823	44,886
Regions Financial Corp.	4,790	69,599
Truist Financial Corp.	5,582	158,306
U.S. Bancorp	1,616	51,518
UniCredit SpA	1,056	26,474
Westamerica Bancorporation	1,293	61,081
		1,692,762
Beverages — 0.2%
Ambev SA(2)	18,700	47,624
Celsius Holdings, Inc.(2)	1,686	256,424
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	13,408
Duckhorn Portfolio, Inc.(2)	1,420	14,811
MGP Ingredients, Inc.	265	25,085
PepsiCo, Inc.	1,194	194,956
		552,308
Biotechnology — 0.4%
AbbVie, Inc.	1,145	161,651
ADMA Biologics, Inc.(2)	1,723	5,824
Alkermes PLC(2)	548	13,256
Amgen, Inc.	392	100,234
Amicus Therapeutics, Inc.(2)	5,156	56,561
Arcus Biosciences, Inc.(2)	209	3,283
Arcutis Biotherapeutics, Inc.(2)(3)	780	1,755
Biohaven Ltd.(2)	479	12,698
BioMarin Pharmaceutical, Inc.(2)	1,084	88,292
Blueprint Medicines Corp.(2)	232	13,656
Bridgebio Pharma, Inc.(2)	303	7,890
Celldex Therapeutics, Inc.(2)	134	3,152
Centessa Pharmaceuticals PLC, ADR(2)(3)	719	4,724
Cerevel Therapeutics Holdings, Inc.(2)	304	7,190
CSL Ltd.	622	91,927
Cytokinetics, Inc.(2)	6,024	209,997
Halozyme Therapeutics, Inc.(2)	509	17,240
ImmunoGen, Inc.(2)	694	10,313
Insmed, Inc.(2)	520	13,031
Karuna Therapeutics, Inc.(2)	39	6,498
Keros Therapeutics, Inc.(2)	212	6,050
Kymera Therapeutics, Inc.(2)	221	2,579
Madrigal Pharmaceuticals, Inc.(2)	57	7,489
Mineralys Therapeutics, Inc.(2)	457	3,533
Natera, Inc.(2)	2,305	90,978
Neurocrine Biosciences, Inc.(2)	1,597	177,171
Relay Therapeutics, Inc.(2)	324	2,138
Vaxcyte, Inc.(2)	321	15,440
Vertex Pharmaceuticals, Inc.(2)	159	57,575
Viking Therapeutics, Inc.(2)	4,392	43,086
		1,235,211
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.(2)	9,900	101,921
Amazon.com, Inc.(2)	3,132	416,838
B&M European Value Retail SA	3,451	22,217

JD.com, Inc., Class A	3,423	43,517
Ollie's Bargain Outlet Holdings, Inc.(2)	329	25,412
Pan Pacific International Holdings Corp.	5,200	100,702
Ryohin Keikaku Co. Ltd.	1,200	16,919
Savers Value Village, Inc.(2)	772	11,557
		739,083
Building Products — 0.2%
AZEK Co., Inc.(2)	1,211	31,728
Cie de Saint-Gobain SA	3,132	170,488
Fortune Brands Innovations, Inc.	312	17,410
Hayward Holdings, Inc.(2)	2,134	22,407
JELD-WEN Holding, Inc.(2)	1,732	19,624
Johnson Controls International PLC	2,519	123,481
Masco Corp.	1,220	63,550
Munters Group AB	1,324	16,164
Trane Technologies PLC	894	170,137
		634,989
Capital Markets — 0.8%
Ameriprise Financial, Inc.	274	86,192
Ares Management Corp., Class A	2,621	258,404
Bank of New York Mellon Corp.	7,336	311,780
BlackRock, Inc.	165	101,026
Donnelley Financial Solutions, Inc.(2)	386	21,010
Evercore, Inc., Class A	78	10,154
Hamilton Lane, Inc., Class A	275	23,133
Intercontinental Exchange, Inc.	632	67,902
Intermediate Capital Group PLC	864	13,756
London Stock Exchange Group PLC	1,808	182,418
LPL Financial Holdings, Inc.	1,131	253,932
Man Group PLC	7,061	18,879
Morgan Stanley	2,593	183,636
MSCI, Inc.	536	252,751
Northern Trust Corp.	4,736	312,150
S&P Global, Inc.	247	86,280
T. Rowe Price Group, Inc.	1,896	171,588
UBS Group AG	3,299	77,515
		2,432,506
Chemicals — 0.4%
Air Liquide SA	986	168,953
Air Products & Chemicals, Inc.	330	93,205
Akzo Nobel NV	2,514	168,651
Arkema SA	510	47,789
Avient Corp.	3,573	112,978
DSM-Firmenich AG	1,566	141,967
Ecolab, Inc.	351	58,877
Element Solutions, Inc.	8,705	158,692
Kansai Paint Co. Ltd.	1,100	16,098
Linde PLC	370	141,399
Sika AG	358	85,673
Tokyo Ohka Kogyo Co. Ltd.	200	11,556
		1,205,838
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	149	22,897
Elis SA	1,548	25,387
GFL Environmental, Inc.	3,584	103,291

Healthcare Services Group, Inc.	1,736	16,492
Republic Services, Inc.	1,940	288,071
SPIE SA	928	24,404
		480,542
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	644	129,038
Ciena Corp.(2)	336	14,179
Cisco Systems, Inc.	3,416	178,076
F5, Inc.(2)	1,091	165,385
Juniper Networks, Inc.	4,212	113,387
Nokia Oyj	22,501	74,944
Telefonaktiebolaget LM Ericsson, B Shares	7,445	33,352
		708,361
Construction and Engineering — 0.1%
Balfour Beatty PLC	2,075	7,820
Construction Partners, Inc., Class A(2)	423	16,264
Eiffage SA	1,496	135,763
Penta-Ocean Construction Co. Ltd.	1,000	5,879
Sacyr SA	2,642	7,629
SNC-Lavalin Group, Inc.	617	17,139
Vinci SA	1,570	173,602
		364,096
Construction Materials†
Eagle Materials, Inc.	84	12,929
Summit Materials, Inc., Class A(2)	597	19,641
Taiheiyo Cement Corp.	800	13,710
		46,280
Consumer Finance†
American Express Co.	473	69,072
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	171	94,467
CP ALL PCL	51,900	79,285
Dollar Tree, Inc.(2)	1,965	218,292
Grocery Outlet Holding Corp.(2)	503	13,918
HelloFresh SE(2)	537	11,746
Kobe Bussan Co. Ltd.	3,400	84,143
Koninklijke Ahold Delhaize NV	9,145	270,800
Kroger Co.	1,889	85,704
MatsukiyoCocokara & Co.	1,000	17,542
PriceSmart, Inc.	180	11,248
Redcare Pharmacy NV(2)	136	15,228
Sysco Corp.	1,938	128,858
Target Corp.	752	83,314
		1,114,545
Containers and Packaging — 0.3%
Amcor PLC	19,782	175,862
AptarGroup, Inc.	145	17,729
Avery Dennison Corp.	891	155,096
Ball Corp.	1,256	60,476
DS Smith PLC	20,293	70,386
O-I Glass, Inc.(2)	883	13,642
Packaging Corp. of America	1,372	209,985
Smurfit Kappa Group PLC	4,810	156,787
Sonoco Products Co.	1,794	92,947
Verallia SA	1,631	53,034
		1,005,944

Distributors†
D'ieteren Group	72	10,695
LKQ Corp.	1,982	87,049
		97,744
Diversified Consumer Services†
Duolingo, Inc.(2)	660	96,393
European Wax Center, Inc., Class A(2)(3)	1,315	19,423
		115,816
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	2,953	64,819
Fibra Uno Administracion SA de CV	11,985	18,221
Land Securities Group PLC	11,416	79,132
WP Carey, Inc.	1,289	69,155
		231,327
Diversified Telecommunication Services — 0.1%
BCE, Inc.	2,935	108,956
Cellnex Telecom SA	2,937	86,336
Internet Initiative Japan, Inc.	500	8,079
Usen-Next Holdings Co. Ltd.	900	20,644
Verizon Communications, Inc.	4,609	161,914
		385,929
Electric Utilities — 0.3%
Duke Energy Corp.	2,042	181,514
Edison International	2,839	179,027
Evergy, Inc.	2,836	139,361
Eversource Energy	2,123	114,196
Iberdrola SA	5,932	65,976
IDACORP, Inc.	120	11,365
NextEra Energy, Inc.	3,499	203,992
Pinnacle West Capital Corp.	1,596	118,391
		1,013,822
Electrical Equipment — 0.4%
AMETEK, Inc.	1,518	213,689
Eaton Corp. PLC	671	139,508
Emerson Electric Co.	2,448	217,798
Generac Holdings, Inc.(2)	140	11,770
NEXTracker, Inc., Class A(2)	74	2,572
nVent Electric PLC	889	42,787
Regal Rexnord Corp.	1,251	148,131
Schneider Electric SE	926	142,472
Sensata Technologies Holding PLC	461	14,697
Signify NV	3,413	88,475
Vertiv Holdings Co., Class A	3,228	126,763
		1,148,662
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	699	140,080
Celestica, Inc.(2)	472	11,021
Celestica, Inc. (Toronto)(2)	295	6,886
Corning, Inc.	1,869	50,014
Fabrinet(2)	119	18,445
Jenoptik AG	68	1,615
Keyence Corp.	400	154,847
Keysight Technologies, Inc.(2)	1,666	203,335
Littelfuse, Inc.	76	16,467
Mirion Technologies, Inc., Class A(2)	1,421	9,848

Spectris PLC	130	4,912
TE Connectivity Ltd.	1,290	152,027
		769,497
Energy Equipment and Services — 0.2%
Aker Solutions ASA	3,623	14,468
Baker Hughes Co.	2,968	102,158
Expro Group Holdings NV(2)	1,621	25,531
Schlumberger NV	3,673	204,439
Seadrill Ltd.(2)	2,869	113,383
Technip Energies NV	661	14,482
TechnipFMC PLC	1,015	21,843
Transocean Ltd.(2)	2,307	15,272
Weatherford International PLC(2)	578	53,806
		565,382
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	262	15,863
Electronic Arts, Inc.	1,008	124,780
Liberty Media Corp.-Liberty Formula One, Class C(2)	448	28,981
Spotify Technology SA(2)	1,512	249,117
Take-Two Interactive Software, Inc.(2)	1,007	134,686
Ubisoft Entertainment SA(2)	282	8,041
Walt Disney Co.(2)	728	59,398
		620,866
Financial Services — 0.2%
AvidXchange Holdings, Inc.(2)	1,339	11,569
Edenred SE	2,017	107,368
Mastercard, Inc., Class A	421	158,443
Shift4 Payments, Inc., Class A(2)	240	10,685
Visa, Inc., Class A	1,098	258,140
		546,205
Food Products — 0.3%
Conagra Brands, Inc.	12,522	342,602
General Mills, Inc.	2,135	139,287
J & J Snack Foods Corp.	133	20,829
Kerry Group PLC, A Shares	1,419	109,609
Kotobuki Spirits Co. Ltd.	1,300	17,263
Mondelez International, Inc., Class A	1,612	106,731
Morinaga & Co. Ltd.	300	10,819
Nomad Foods Ltd.(2)	3,077	42,524
Toyo Suisan Kaisha Ltd.	400	18,452
Yamazaki Baking Co. Ltd.	1,000	21,172
		829,288
Gas Utilities — 0.1%
Atmos Energy Corp.	388	41,772
Brookfield Infrastructure Corp., Class A	135	3,478
Nippon Gas Co. Ltd.	600	9,018
Spire, Inc.	4,258	236,872
		291,140
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	1,643	116,654
Heartland Express, Inc.	6,736	78,542
Knight-Swift Transportation Holdings, Inc.	495	24,201
Norfolk Southern Corp.	1,932	368,606
Uber Technologies, Inc.(2)	823	35,619
Union Pacific Corp.	573	118,960
XPO, Inc.(2)	1,275	96,658
		839,240

Health Care Equipment and Supplies — 0.5%
Alphatec Holdings, Inc.(2)	1,665	15,285
ConvaTec Group PLC	5,815	14,450
DENTSPLY SIRONA, Inc.	2,398	72,923
Dexcom, Inc.(2)	2,973	264,092
Embecta Corp.	964	14,576
Envista Holdings Corp.(2)	4,143	96,408
EssilorLuxottica SA	535	96,880
Establishment Labs Holdings, Inc.(2)	247	7,232
GE HealthCare Technologies, Inc.	1,518	101,053
Glaukos Corp.(2)	1,446	98,617
Hologic, Inc.(2)	1,271	84,102
ICU Medical, Inc.(2)	111	10,885
Inari Medical, Inc.(2)	361	21,916
Inmode Ltd.(2)	394	7,525
Intuitive Surgical, Inc.(2)	259	67,915
Lantheus Holdings, Inc.(2)	1,932	124,807
Nakanishi, Inc.	700	15,374
PROCEPT BioRobotics Corp.(2)	582	15,592
SI-BONE, Inc.(2)	596	10,138
Terumo Corp.	4,400	120,376
TransMedics Group, Inc.(2)	295	11,057
Ypsomed Holding AG	42	11,575
Zimmer Biomet Holdings, Inc.	3,806	397,384
		1,680,162
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc.(2)	329	24,185
Amvis Holdings, Inc.	700	11,941
Cardinal Health, Inc.	1,516	137,956
Cencora, Inc.	490	90,724
Centene Corp.(2)	1,662	114,645
Chartwell Retirement Residences	7,199	52,743
Cigna Group	747	230,972
CVS Health Corp.	1,601	110,485
HealthEquity, Inc.(2)	369	26,450
Henry Schein, Inc.(2)	4,407	286,367
Laboratory Corp. of America Holdings	866	172,966
NeoGenomics, Inc.(2)	1,535	21,521
Option Care Health, Inc.(2)	739	20,492
Quest Diagnostics, Inc.	2,038	265,144
R1 RCM, Inc.(2)	1,924	22,684
RadNet, Inc.(2)	459	12,375
UnitedHealth Group, Inc.	568	304,198
Universal Health Services, Inc., Class B	1,707	214,894
		2,120,742
Health Care REITs — 0.2%
CareTrust REIT, Inc.	1,027	22,101
Healthpeak Properties, Inc.	9,320	144,926
Omega Healthcare Investors, Inc.	1,069	35,384
Sabra Health Care REIT, Inc.	2,885	39,351
Ventas, Inc.	1,469	62,374
Welltower, Inc.	1,812	151,501
		455,637

Health Care Technology†
Evolent Health, Inc., Class A(2)	757	18,494
Schrodinger, Inc.(2)	330	7,161
Veeva Systems, Inc., Class A(2)	513	98,860
		124,515
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	2,742	42,446
Invincible Investment Corp.	127	48,844
Japan Hotel REIT Investment Corp.	78	35,462
Ryman Hospitality Properties, Inc.	342	29,275
		156,027
Hotels, Restaurants and Leisure — 0.3%
Airbnb, Inc., Class A(2)	1,841	217,772
Basic-Fit NV(2)(3)	131	3,351
Chipotle Mexican Grill, Inc.(2)	66	128,185
Greggs PLC	349	10,066
H World Group Ltd., ADR(2)	2,589	97,502
Hilton Worldwide Holdings, Inc.	2,503	379,280
Planet Fitness, Inc., Class A(2)	302	16,692
Starbucks Corp.	723	66,689
Wingstop, Inc.	139	25,405
		944,942
Household Durables — 0.1%
Barratt Developments PLC	20,408	102,921
Bellway PLC	435	11,070
Taylor Wimpey PLC	89,564	120,969
TopBuild Corp.(2)	81	18,530
		253,490
Household Products — 0.3%
Church & Dwight Co., Inc.	3,299	300,011
Colgate-Palmolive Co.	728	54,687
Henkel AG & Co. KGaA, Preference Shares	1,504	108,491
Kimberly-Clark Corp.	2,054	245,741
Procter & Gamble Co.	912	136,827
		845,757
Industrial Conglomerates†
Honeywell International, Inc.	604	110,689
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	2,018	52,912
CapitaLand Ascendas REIT	14,600	27,741
EastGroup Properties, Inc.	293	47,832
GLP J-Reit	43	38,513
Goodman Group	8,981	118,836
Mapletree Logistics Trust	32,700	35,115
Prologis, Inc.	4,326	435,844
Segro PLC	6,113	53,135
Terreno Realty Corp.	232	12,361
Tritax Big Box REIT PLC	11,888	19,793
		842,082
Insurance — 0.6%
Aflac, Inc.	1,311	102,402
AIA Group Ltd.	15,800	137,204
Allstate Corp.	2,756	353,126
ASR Nederland NV	202	7,538

Goosehead Insurance, Inc., Class A(2)	218	14,142
Hanover Insurance Group, Inc.	981	114,983
Kinsale Capital Group, Inc.	80	26,713
Marsh & McLennan Cos., Inc.	602	114,169
MetLife, Inc.	815	48,908
NN Group NV	4,601	147,565
Palomar Holdings, Inc.(2)	284	14,223
Prudential Financial, Inc.	956	87,417
Reinsurance Group of America, Inc.	1,504	224,803
RLI Corp.	201	26,781
Ryan Specialty Holdings, Inc., Class A(2)	3,493	150,898
Skyward Specialty Insurance Group, Inc.(2)	538	15,145
Steadfast Group Ltd.	4,239	14,577
Storebrand ASA	1,547	12,919
Travelers Cos., Inc.	674	112,854
Willis Towers Watson PLC	1,078	254,289
		1,980,656
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	4,940	612,955
Autohome, Inc., ADR	2,421	64,762
Baidu, Inc., Class A(2)	4,300	56,454
carsales.com Ltd.	1,261	22,228
Eventbrite, Inc., Class A(2)	2,443	20,228
Match Group, Inc.(2)	3,156	109,198
Meta Platforms, Inc., Class A(2)	812	244,631
Rightmove PLC	1,634	9,423
Scout24 SE	138	8,490
Tencent Holdings Ltd.	6,700	247,958
		1,396,327
IT Services — 0.3%
Accenture PLC, Class A	511	151,813
Alten SA	26	3,071
Amdocs Ltd.	2,176	174,428
Cloudflare, Inc., Class A(2)	2,565	145,410
Indra Sistemas SA	847	11,893
International Business Machines Corp.	964	139,433
NEXTDC Ltd.(2)	20,402	153,196
Perficient, Inc.(2)	147	8,554
		787,798
Leisure Products†
Brunswick Corp.	230	15,978
Games Workshop Group PLC	121	14,548
Sankyo Co. Ltd.	600	24,935
Topgolf Callaway Brands Corp.(2)	645	7,882
YETI Holdings, Inc.(2)	53	2,253
		65,596
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	2,749	284,164
Avantor, Inc.(2)	3,319	57,850
Bio-Techne Corp.	2,352	128,490
Danaher Corp.	572	109,835
Gerresheimer AG	210	19,587
ICON PLC(2)	625	152,475
IQVIA Holdings, Inc.(2)	1,449	262,023

Mettler-Toledo International, Inc.(2)	234	230,537
Thermo Fisher Scientific, Inc.	287	127,649
		1,372,610
Machinery — 0.3%
ATS Corp.(2)	242	8,150
Cummins, Inc.	854	184,720
Deere & Co.	185	67,592
Fluidra SA(3)	125	2,204
Graco, Inc.	1,179	87,659
Hoshizaki Corp.	500	16,147
IMI PLC	5,670	101,261
Interpump Group SpA	36	1,505
Interroll Holding AG	1	2,636
KION Group AG	229	7,026
Konecranes Oyj	238	7,804
Organo Corp.	500	16,485
Oshkosh Corp.	2,250	197,392
Parker-Hannifin Corp.	616	227,249
Trelleborg AB, B Shares	335	8,472
Wartsila Oyj Abp	1,018	12,148
Weir Group PLC	730	15,162
Xylem, Inc.	677	63,327
		1,026,939
Media — 0.2%
Fox Corp., Class B	5,645	157,552
Interpublic Group of Cos., Inc.	5,031	142,880
Omnicom Group, Inc.	1,035	77,532
Trade Desk, Inc., Class A(2)	2,898	205,642
WPP PLC	14,621	125,905
		709,511
Metals and Mining†
Alamos Gold, Inc., Class A	1,577	19,526
Allkem Ltd.(2)	1,451	8,867
Capstone Copper Corp.(2)	9,276	31,572
ERO Copper Corp.(2)	2,980	40,442
MMC Norilsk Nickel PJSC(2)(5)	949	—
		100,407
Multi-Utilities — 0.2%
CMS Energy Corp.	2,268	123,243
Northwestern Energy Group, Inc.	4,594	220,558
WEC Energy Group, Inc.	1,536	125,015
		468,816
Office REITs†
Hudson Pacific Properties, Inc.	3,149	14,044
SL Green Realty Corp.(3)	523	15,319
		29,363
Oil, Gas and Consumable Fuels — 0.5%
Antero Resources Corp.(2)	1,095	32,237
ConocoPhillips	1,941	230,591
Diamondback Energy, Inc.	625	100,200
Enterprise Products Partners LP	9,885	257,405
EOG Resources, Inc.	1,579	199,349
EQT Corp.	1,805	76,496
Excelerate Energy, Inc., Class A	2,173	30,900

Gaztransport Et Technigaz SA	136	17,396
Golar LNG Ltd.	247	5,540
Hess Corp.	2,885	416,594
Occidental Petroleum Corp.	1,905	117,748
		1,484,456
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	185	9,487
Mondi PLC	6,379	103,184
Stella-Jones, Inc.	832	43,581
		156,252
Passenger Airlines — 0.1%
Southwest Airlines Co.	7,256	161,301
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	416	18,192
elf Beauty, Inc.(2)	191	17,692
Haleon PLC	28,663	114,884
Kenvue, Inc.	4,036	75,069
Rohto Pharmaceutical Co. Ltd.	800	18,665
		244,502
Pharmaceuticals — 0.6%
Arvinas, Inc.(2)	258	4,159
AstraZeneca PLC	1,621	202,955
AstraZeneca PLC, ADR	2,018	127,598
Bristol-Myers Squibb Co.	2,368	122,023
Edgewise Therapeutics, Inc.(2)	412	2,637
Eli Lilly & Co.	145	80,320
GSK PLC	12,607	224,742
Hikma Pharmaceuticals PLC	574	13,299
Indivior PLC(2)	739	14,169
Intra-Cellular Therapies, Inc.(2)	373	18,561
Merck & Co., Inc.	1,208	124,062
Novo Nordisk AS, Class B	3,715	358,409
Roche Holding AG	762	196,375
Sanofi SA	1,162	105,517
Sanofi SA, ADR	2,281	103,215
UCB SA	1,110	81,185
Ventyx Biosciences, Inc.(2)	208	2,999
Verona Pharma PLC, ADR(2)	353	4,924
Zoetis, Inc.	655	102,835
		1,889,984
Professional Services — 0.3%
Adecco Group AG	3,348	126,700
BayCurrent Consulting, Inc.	3,500	87,874
CACI International, Inc., Class A(2)	76	24,682
First Advantage Corp.	1,198	15,586
FTI Consulting, Inc.(2)	94	19,952
Jacobs Solutions, Inc.	1,501	200,083
Korn Ferry	336	15,295
Paycom Software, Inc.	433	106,072
Paycor HCM, Inc.(2)	654	14,113
RELX PLC	4,492	156,895
TechnoPro Holdings, Inc.	400	7,924
UT Group Co. Ltd.(2)	400	4,941
Verisk Analytics, Inc.	658	149,603
		929,720

Real Estate Management and Development — 0.1%
Colliers International Group, Inc.(3)	74	6,708
Corp. Inmobiliaria Vesta SAB de CV(3)	5,768	18,089
CTP NV	1,901	27,715
FirstService Corp.	146	20,655
FirstService Corp. (Toronto)(3)	166	23,490
Mitsui Fudosan Co. Ltd.	2,600	56,355
PSP Swiss Property AG	179	22,024
Tokyu Fudosan Holdings Corp.	8,600	50,106
Vonovia SE	875	20,144
		245,286
Residential REITs — 0.2%
American Homes 4 Rent, Class A	2,717	88,955
AvalonBay Communities, Inc.	926	153,475
Boardwalk Real Estate Investment Trust	752	35,118
Canadian Apartment Properties REIT	245	7,212
Comforia Residential REIT, Inc.	15	31,834
Essex Property Trust, Inc.	1,014	216,915
Invitation Homes, Inc.	1,966	58,370
		591,879
Retail REITs — 0.2%
Agree Realty Corp.	524	29,313
Brixmor Property Group, Inc.	1,797	37,360
Kite Realty Group Trust	4,556	97,134
Link REIT	3,220	14,777
Realty Income Corp.	4,293	203,402
Regency Centers Corp.	3,035	182,889
Simon Property Group, Inc.	959	105,384
Urban Edge Properties	3,103	49,214
		719,473
Semiconductors and Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(2)	1,304	128,444
AIXTRON SE	328	9,217
Analog Devices, Inc.	608	95,657
Applied Materials, Inc.	798	105,615
ARM Holdings PLC, ADR(2)	1,529	75,364
ASML Holding NV	60	36,067
Credo Technology Group Holding Ltd.(2)	1,200	17,064
FormFactor, Inc.(2)	206	6,979
GLOBALFOUNDRIES, Inc.(2)	510	25,306
Infineon Technologies AG	2,172	63,445
Lattice Semiconductor Corp.(2)	143	7,952
MACOM Technology Solutions Holdings, Inc.(2)	384	27,087
Marvell Technology, Inc.	2,229	105,253
Monolithic Power Systems, Inc.	340	150,192
Nova Ltd.(2)	152	14,436
NVIDIA Corp.	1,037	422,889
Onto Innovation, Inc.(2)	216	24,272
Power Integrations, Inc.	378	26,207
Silicon Laboratories, Inc.(2)	129	11,891
Socionext, Inc.	200	19,507
SUMCO Corp.	14,900	192,540
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	228,655
Teradyne, Inc.	1,739	144,807
		1,938,846

Software — 1.1%
Adobe, Inc.(2)	94	50,014
Atlassian Corp., Class A(2)	289	52,205
Blackbaud, Inc.(2)	262	17,135
Cadence Design Systems, Inc.(2)	1,530	366,970
Crowdstrike Holdings, Inc., Class A(2)	967	170,937
CyberArk Software Ltd.(2)	172	28,146
Datadog, Inc., Class A(2)	1,897	154,549
Descartes Systems Group, Inc.(2)	125	9,035
DoubleVerify Holdings, Inc.(2)	606	16,865
Five9, Inc.(2)	383	22,164
Guidewire Software, Inc.(2)	247	22,262
HubSpot, Inc.(2)	508	215,275
JFrog Ltd.(2)	550	12,370
Kinaxis, Inc.(2)	74	7,226
Klaviyo, Inc., Class A(2)	108	3,077
Manhattan Associates, Inc.(2)	1,513	295,005
Microsoft Corp.	3,634	1,228,692
m-up Holdings, Inc.	400	3,239
nCino, Inc.(2)	539	15,146
New Relic, Inc.(2)	181	15,687
Palantir Technologies, Inc., Class A(2)	9,322	137,966
Palo Alto Networks, Inc.(2)	806	195,874
Salesforce, Inc.(2)	712	142,991
SAP SE	686	92,015
ServiceNow, Inc.(2)	66	38,402
Splunk, Inc.(2)	489	71,961
SPS Commerce, Inc.(2)	222	35,595
TeamViewer SE(2)	236	3,631
Tenable Holdings, Inc.(2)	666	28,045
Workday, Inc., Class A(2)	226	47,846
		3,500,325
Specialized REITs — 0.3%
American Tower Corp.	86	15,324
Big Yellow Group PLC	1,717	19,969
Digital Core REIT Management Pte Ltd.	10,800	5,459
Digital Realty Trust, Inc.	1,284	159,678
Equinix, Inc.	394	287,478
Iron Mountain, Inc.	1,859	109,811
Keppel DC REIT	15,700	19,375
Public Storage	1,057	252,317
SBA Communications Corp.	74	15,439
VICI Properties, Inc.	5,334	148,819
		1,033,669
Specialty Retail — 0.2%
Boot Barn Holdings, Inc.(2)	296	20,572
Burlington Stores, Inc.(2)	993	120,183
CarMax, Inc.(2)	470	28,712
Dufry AG(2)	205	7,186
Fast Retailing Co. Ltd.	100	22,140
Home Depot, Inc.	779	221,774
Kingfisher PLC	43,255	110,452
Murphy USA, Inc.	28	10,155
Sanrio Co. Ltd.	300	12,775
TJX Cos., Inc.	1,675	147,517
Tractor Supply Co.	242	46,600
		748,066

Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.		4,258	727,139
HP, Inc.		4,886	128,648
Pure Storage, Inc., Class A(2)		336	11,360
Samsung Electronics Co. Ltd.		2,605	129,664
			996,811
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.		800	25,341
Crocs, Inc.(2)		143	12,773
Deckers Outdoor Corp.(2)		131	78,215
HUGO BOSS AG		203	11,872
Lululemon Athletica, Inc.(2)		458	180,214
LVMH Moet Hennessy Louis Vuitton SE		162	115,981
On Holding AG, Class A(2)		12,154	311,993
Puma SE		1,293	73,272
Tod's SpA(2)		249	8,342
			818,003
Trading Companies and Distributors — 0.2%
Beacon Roofing Supply, Inc.(2)		1,701	121,060
Bunzl PLC		4,215	150,375
Diploma PLC		485	16,815
Finning International, Inc.		697	18,677
MRC Global, Inc.(2)		1,797	18,887
MSC Industrial Direct Co., Inc., Class A		1,808	171,308
NOW, Inc.(2)		2,258	24,883
Rexel SA		6,546	133,688
Seven Group Holdings Ltd.		1,440	25,447
			681,140
Transportation Infrastructure†
Flughafen Zurich AG		88	16,444
Japan Airport Terminal Co. Ltd.		200	8,796
			25,240
Water Utilities†
SJW Group		384	23,992
Wireless Telecommunication Services†
TIM SA		37,200	112,078
TOTAL COMMON STOCKS (Cost $46,665,454)			54,417,453
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.7%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	221,404
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	167,427
			388,831
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	140,000	138,297
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	101,000	111,900
			250,197
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	47,000	51,909
Canada — 2.0%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,829,262
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	752,196
Canadian Government Bond, 3.50%, 3/1/28	CAD	2,428,000	1,704,914
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	477,525
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	252,060

Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	23,776
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	58,689
			6,098,422
China — 0.5%
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,489,442
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	66,855
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	42,817
			109,672
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	173,000	185,147
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	1,750,000	1,212,973
			1,398,120
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,192,582
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	850,000	695,590
			1,888,172
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	60,000	26,961
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	207,443
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	268,600
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	992,131
			1,260,731
Japan — 0.6%
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	70,438
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	242,800,000	1,439,599
Japan Government Twenty Year Bond, 1.20%, 6/20/53	JPY	47,500,000	267,219
Japan Government Twenty Year Bond, 1.80%, 9/20/53	JPY	35,600,000	231,840
			2,009,096
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	165,766
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	384,177
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	401,000	397,617
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	63,000	60,156
			457,773
Norway†
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,510,000	125,607
Spain — 0.1%
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	164,000	168,939
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	16,000	18,279
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	30,000	34,907
			222,125
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	279,133
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	267,082
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	663,477
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,217,938)			17,744,136

CORPORATE BONDS — 4.0%
Automobiles†
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	50,716
Banks — 1.2%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		$102,000	98,642
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	206,022
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	114,516
Bank of America Corp., VRN, 2.88%, 10/22/30		$182,000	148,988
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	100,133
Citigroup, Inc., VRN, 3.07%, 2/24/28		$31,000	27,911
Citigroup, Inc., VRN, 3.52%, 10/27/28		24,000	21,582
Citigroup, Inc., VRN, 3.98%, 3/20/30		37,000	32,745
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	226,535
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	121,633
European Financial Stability Facility, 2.125%, 2/19/24	EUR	351,000	369,622
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	394,185
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	51,890
European Union, 0.00%, 7/4/31(7)	EUR	400,000	328,062
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	105,975
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	305,306
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$3,000	2,733
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	99,321
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24		$1,000,000	998,238
Wells Fargo & Co., VRN, 5.39%, 4/24/34		75,000	67,929
			3,821,968
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	150,029
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		195,000	154,977
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		34,000	32,087
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		112,000	64,103
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	24,527
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	40,510
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	96,789
AT&T, Inc., 4.90%, 8/15/37		$85,000	71,617
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	42,010
Sprint Capital Corp., 6.875%, 11/15/28		$89,000	91,404
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		80,000	78,268
			380,088
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	113,978
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	56,925
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	6,584
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	30,964
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		57,000	46,319
Northern States Power Co., 3.20%, 4/1/52		120,000	71,874
Northern States Power Co., 5.10%, 5/15/53		80,000	67,840
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	305,709
			700,193

Financial Services — 1.4%
Fiore Capital LLC, VRDN, 5.50%, 11/7/23 (LOC: Wells Fargo Bank N.A.)		1,345,000	1,345,000
Gulf Gate Apartments LLC, VRN, 5.64%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
			4,345,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	12,682
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		100,000	74,825
			87,507
Health Care Providers and Services — 0.2%
CVS Health Corp., 4.78%, 3/25/38		310,000	256,626
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	290,272
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	76,423
			623,321
Hotels, Restaurants and Leisure†
MGM Resorts International, 4.625%, 9/1/26		8,000	7,441
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	37,843
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	200,113
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$61,000	59,502
Media — 0.1%
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	105,740
Metals and Mining — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		$158,000	106,878
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	56,029
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,011
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	86,063
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	24,712
Enterprise Products Operating LLC, 4.85%, 3/15/44		145,000	120,192
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	83,551
MEG Energy Corp., 5.875%, 2/1/29(6)		100,000	93,546
Southwestern Energy Co., 5.70%, 1/23/25		5,000	4,944
			489,019
Passenger Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		188,910	183,891
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		164,000	94,425
Software†
Oracle Corp., 3.60%, 4/1/40		150,000	103,063
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28		175,000	165,863
Wireless Telecommunication Services†
C&W Senior Financing DAC, 6.875%, 9/15/27(6)		97,000	83,495
TOTAL CORPORATE BONDS (Cost $13,775,854)			12,168,328
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/15/30(6)		250,000	241,716
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.27%, (3-month SOFR plus 2.86%), 4/22/32(6)		750,000	737,765
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/31(6)		218,063	217,898
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(6)		280,667	279,806

CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(6)	400,000	394,251
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/17/30(6)	750,000	721,554
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/30(6)	250,000	245,204
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.58%, (3-month SOFR plus 2.16%), 1/20/30(6)	250,000	244,521
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.80%, (3-month SOFR plus 1.38%), 7/20/31(6)	250,000	249,745
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	248,104
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.74%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	347,246
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.36%, (3-month SOFR plus 2.94%), 1/20/35(6)	325,000	320,888
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(6)	518,000	501,849
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.16%, (3-month SOFR plus 1.76%), 10/17/31(6)	250,000	246,613
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 7.04%, (1-month SOFR plus 1.71%), 7/25/36(6)	300,000	288,807
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 8.03%, (3-month SOFR plus 2.61%), 1/20/32(6)	275,000	272,033
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.18%, (3-month SOFR plus 2.76%), 7/20/32(6)	550,000	536,592
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 4/18/33(6)	500,000	488,816
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,702,174)		6,583,408
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	112,781
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 4.02%, 11/1/23	750,000	750,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	112,639
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	9,860
New York City GO, 6.27%, 12/1/37	40,000	41,078
North Dakota Housing Finance Agency Rev., VRDN, 5.35%, 11/7/23 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	42,957
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	72,976
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	146,171
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	183,851
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	74,526
State of California GO, 4.60%, 4/1/38	40,000	34,909
State of California GO, 7.55%, 4/1/39	30,000	34,298
State of California GO, 7.30%, 10/1/39	30,000	33,129
State of California GO, 7.60%, 11/1/40	65,000	74,480
State of Washington GO, 5.14%, 8/1/40	5,000	4,534
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	27,787
TOTAL MUNICIPAL SECURITIES (Cost $2,572,739)		2,505,976
ASSET-BACKED SECURITIES — 0.5%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	252,520	213,588
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	34,783	33,519
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	367,216
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	411,951	357,035
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	527,976	456,034
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	88,871	86,170
TOTAL ASSET-BACKED SECURITIES (Cost $1,723,808)		1,513,562
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	260,695
Electric Utilities†
Electricite de France SA, 3.375%	200,000	163,301
Insurance — 0.2%
Allianz SE, 2.625%	200,000	143,727
Allianz SE, 3.375%	200,000	207,810
Intesa Sanpaolo Vita SpA, 4.75%	200,000	206,471
		558,008

Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	266,443
TOTAL PREFERRED STOCKS (Cost $1,836,894)		1,248,447
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	355,778
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.75%, 10/25/29(6)	38,371	36,242
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.02%, (30-day average SOFR plus 1.70%), 12/27/33(6)	194,484	194,741
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	11,515	9,601
		596,362
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	97,637	98,321
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,041,493)		694,683
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.30%, (1-year RFUCC plus 1.87%), 7/1/36	2,979	3,027
FHLMC, VRN, 6.04%, (1-year H15T1Y plus 2.14%), 10/1/36	8,477	8,634
FHLMC, VRN, 5.03%, (1-year H15T1Y plus 2.26%), 4/1/37	28,231	28,615
FHLMC, VRN, 5.67%, (1-year RFUCC plus 1.89%), 7/1/41	9,058	8,992
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	11,875	12,070
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	9,512	9,663
FNMA, VRN, 7.22%, (6-month RFUCC plus 1.54%), 9/1/35	1,861	1,887
FNMA, VRN, 5.56%, (1-year H15T1Y plus 2.15%), 3/1/38	26,087	26,575
		99,463
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	47,468	47,708
GNMA, 8.00%, 7/15/24	438	438
GNMA, 8.00%, 9/15/24	186	186
GNMA, 9.00%, 4/20/25	79	79
GNMA, 7.50%, 10/15/25	421	420
GNMA, 7.50%, 2/15/26	2,451	2,454
GNMA, 8.25%, 7/15/26	5,930	5,922
GNMA, 7.00%, 12/15/27	6,839	6,788
GNMA, 6.50%, 2/15/28	1,033	1,036
GNMA, 6.50%, 3/15/28	4,456	4,501
GNMA, 6.50%, 4/15/28	229	230
GNMA, 6.00%, 10/15/28	3,900	3,888
GNMA, 7.00%, 5/15/31	2,061	2,101
GNMA, 5.50%, 11/15/32	11,308	11,102
GNMA, 6.50%, 10/15/38	199,476	207,700
GNMA, 4.50%, 6/15/41	68,162	64,256
GNMA, 3.50%, 6/20/42	97,624	85,102
		443,911
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $569,322)		543,374
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	314	131,861
iShares Russell Mid-Cap Value ETF	1,469	145,593
TOTAL EXCHANGE-TRADED FUNDS (Cost $277,203)		277,454
SHORT-TERM INVESTMENTS — 11.9%
Certificates of Deposit — 0.4%
Wells Fargo Bank N.A., VRN, 5.86%, (SOFR plus 0.55%), 1/5/24(6)	1,250,000	1,250,922

Commercial Paper(9) — 5.4%
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	1,750,000	1,691,358
BPCE SA, 5.89%, 2/15/24(6)	1,000,000	983,326
Canadian Imperial Holdings, Inc., 5.88%, 3/19/24(6)	500,000	489,385
Charta LLC, 5.71%, 11/3/23 (LOC: CitiBank N.A.)(6)	500,000	499,778
Chesham Finance Ltd. / Chesham Finance LLC, 5.87%, 3/13/24 (LOC: BNP Paribas)(6)	1,150,000	1,126,099
DNB Bank ASA, 5.87%, 4/12/24(6)	1,750,000	1,705,595
JP Morgan Securities LLC, 5.95%, 4/25/24(6)	3,250,000	3,251,098
JP Morgan Securities LLC, VRN, 5.92%, (SOFR plus 0.61%), 10/21/24(6)	500,000	499,968
Landesbank Baden-Wuerttemberg, 5.46%, 11/1/23(6)	1,840,000	1,839,728
Old Line Funding LLC, VRN, 5.79%, (SOFR plus 0.48%), 6/7/24(6)	2,000,000	2,001,185
Svenska Handelsbanken AB, VRN, 6.10%, (SOFR plus 0.79%), 11/1/23(6)	1,000,000	1,000,019
UBS AG, 5.91%, 1/19/24(6)	500,000	493,887
Versailles Commercial Paper LLC, 5.81%, 2/6/24(6)	1,250,000	1,230,925
		16,812,351
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,307,787	12,307,787
State Street Navigator Securities Lending Government Money Market Portfolio(10)	183,117	183,117
		12,490,904
Treasury Bills(9) — 2.1%
U.S. Treasury Bills, 5.47%, 11/21/23	2,500,000	2,492,655
U.S. Treasury Bills, 5.49%, 11/24/23	500,000	498,312
U.S. Treasury Bills, 5.49%, 1/4/24	1,500,000	1,485,880
U.S. Treasury Bills, 5.54%, 2/27/24	1,500,000	1,473,782
U.S. Treasury Bills, 5.20%, 6/13/24	500,000	483,836
		6,434,465
TOTAL SHORT-TERM INVESTMENTS (Cost $36,986,229)		36,988,642
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $312,282,657)		310,238,148
OTHER ASSETS AND LIABILITIES — (0.1)%		(226,056)
TOTAL NET ASSETS — 100.0%		$310,012,092

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,587	USD	2,660	Goldman Sachs & Co.	12/22/23	$(71)
CAD	4,327	USD	3,211	Goldman Sachs & Co.	12/22/23	(88)
CAD	3,143	USD	2,333	Goldman Sachs & Co.	12/22/23	(64)
CAD	3,851	USD	2,811	Goldman Sachs & Co.	12/22/23	(32)
CAD	3,810	USD	2,781	Goldman Sachs & Co.	12/22/23	(32)
CAD	3,288	USD	2,395	Goldman Sachs & Co.	12/22/23	(22)
CAD	3,847	USD	2,828	Goldman Sachs & Co.	12/22/23	(52)
CAD	4,993	USD	3,642	Goldman Sachs & Co.	12/22/23	(38)
CAD	4,942	USD	3,605	Goldman Sachs & Co.	12/22/23	(38)
CAD	3,999	USD	2,924	Goldman Sachs & Co.	12/22/23	(37)
USD	5,428,945	CAD	7,347,962	JPMorgan Chase Bank N.A.	12/15/23	126,357
USD	86,117	CAD	116,116	Goldman Sachs & Co.	12/22/23	2,309
USD	84,413	CAD	113,818	Goldman Sachs & Co.	12/22/23	2,264
USD	110,520	CAD	149,020	Goldman Sachs & Co.	12/22/23	2,964
USD	3,254	CAD	4,416	Goldman Sachs & Co.	12/22/23	67
USD	2,604	CAD	3,558	Goldman Sachs & Co.	12/22/23	36
USD	3,122	CAD	4,266	Goldman Sachs & Co.	12/22/23	43
USD	2,440	CAD	3,313	Goldman Sachs & Co.	12/22/23	48

USD	6,377	CAD	8,662	Goldman Sachs & Co.	12/22/23	125
USD	2,951	CAD	4,024	Goldman Sachs & Co.	12/22/23	46
USD	5,312	CAD	7,365	Goldman Sachs & Co.	12/22/23	(4)
USD	119,669	CHF	105,594	Morgan Stanley	12/15/23	3,033
CNY	11,438,541	USD	1,577,947	JPMorgan Chase Bank N.A.	12/15/23	8,577
EUR	101,737	USD	107,429	Bank of America N.A.	12/15/23	427
EUR	5,000	USD	5,338	Bank of America N.A.	12/15/23	(37)
EUR	770	USD	814	Bank of America N.A.	12/22/23	3
EUR	1,701	USD	1,799	Bank of America N.A.	12/22/23	6
EUR	2,148	USD	2,286	JPMorgan Chase Bank N.A.	12/22/23	(8)
EUR	41,726	USD	44,263	JPMorgan Chase Bank N.A.	12/22/23	(9)
EUR	23,951	USD	25,337	Morgan Stanley	12/22/23	64
EUR	1,040	USD	1,105	Morgan Stanley	12/22/23	(1)
EUR	1,414	USD	1,501	Morgan Stanley	12/22/23	(2)
EUR	22,466	USD	24,026	Morgan Stanley	12/22/23	(200)
EUR	1,040	USD	1,113	Morgan Stanley	12/22/23	(9)
USD	3,228,833	EUR	3,002,135	JPMorgan Chase Bank N.A.	12/15/23	46,135
USD	18,560	EUR	17,461	Bank of America N.A.	12/22/23	41
USD	892	EUR	847	Bank of America N.A.	12/22/23	(6)
USD	279,772	EUR	263,205	Bank of America N.A.	12/22/23	621
USD	14,097	EUR	13,262	Bank of America N.A.	12/22/23	31
USD	1,518	EUR	1,432	Bank of America N.A.	12/22/23	(1)
USD	2,075	EUR	1,971	Bank of America N.A.	12/22/23	(15)
USD	1,135	EUR	1,077	Bank of America N.A.	12/22/23	(7)
USD	18,563	EUR	17,461	JPMorgan Chase Bank N.A.	12/22/23	44
USD	279,822	EUR	263,205	JPMorgan Chase Bank N.A.	12/22/23	671
USD	14,099	EUR	13,262	JPMorgan Chase Bank N.A.	12/22/23	34
USD	18,567	EUR	17,461	Morgan Stanley	12/22/23	48
USD	792	EUR	745	Morgan Stanley	12/22/23	2
USD	279,878	EUR	263,205	Morgan Stanley	12/22/23	727
USD	14,102	EUR	13,262	Morgan Stanley	12/22/23	37
USD	2,083	EUR	1,971	Morgan Stanley	12/22/23	(7)
USD	1,907	EUR	1,793	Morgan Stanley	12/22/23	6
GBP	50,000	USD	61,067	Goldman Sachs & Co.	12/15/23	(275)
GBP	5,001	USD	6,078	Goldman Sachs & Co.	12/22/23	3
GBP	5,142	USD	6,254	Goldman Sachs & Co.	12/22/23	(2)
GBP	4,752	USD	5,778	Goldman Sachs & Co.	12/22/23	—
GBP	6,253	USD	7,653	Goldman Sachs & Co.	12/22/23	(50)
GBP	5,807	USD	7,049	Goldman Sachs & Co.	12/22/23	12
GBP	5,400	USD	6,541	Goldman Sachs & Co.	12/22/23	26
GBP	4,834	USD	5,876	Goldman Sachs & Co.	12/22/23	1
GBP	3,728	USD	4,531	Goldman Sachs & Co.	12/22/23	2
USD	217,736	GBP	178,209	Goldman Sachs & Co.	12/22/23	1,045
USD	5,509	GBP	4,528	Goldman Sachs & Co.	12/22/23	4
JPY	221,522,061	USD	1,527,970	Bank of America N.A.	12/15/23	(56,219)
USD	246,948	JPY	36,588,309	JPMorgan Chase Bank N.A.	12/15/23	3,862
PLN	650,000	USD	153,276	Bank of America N.A.	12/15/23	870
						$143,265

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	23	December 2023	$2,830,069	$(28,022)
Euro-Bund 10-Year Bonds	13	December 2023	1,774,297	(48,989)
Korean Treasury 10-Year Bonds	7	December 2023	545,259	(16,573)
U.K. Gilt 10-Year Bonds	24	December 2023	2,717,550	(41,155)
U.S. Treasury 2-Year Notes	15	December 2023	3,036,328	(10,603)
U.S. Treasury 5-Year Notes	159	December 2023	16,611,774	(177,298)
U.S. Treasury 10-Year Notes	23	December 2023	2,441,953	(15,583)
U.S. Treasury 10-Year Ultra Notes	28	December 2023	3,047,188	(173,305)
			$33,004,418	$(511,528)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$2,845,920	$(84,229)	$(11,590)	$(95,819)
Markit iTraxx Europe Crossover Index Series 40	Sell	5.00%	12/20/28	EUR	679,000	9,295	8,951	18,246
						$(74,934)	$(2,639)	$(77,573)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $236,284. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,148,606.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,389,455, which represented 9.8% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.0% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $244,477, which includes securities collateral of $61,360.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$115,041,619	—	—
U.S. Treasury Securities	—	$60,511,066	—
Common Stocks	42,065,605	12,351,848	—
Sovereign Governments and Agencies	—	17,744,136	—
Corporate Bonds	—	12,168,328	—
Collateralized Loan Obligations	—	6,583,408	—
Municipal Securities	—	2,505,976	—
Asset-Backed Securities	—	1,513,562	—
Preferred Stocks	—	1,248,447	—
Collateralized Mortgage Obligations	—	694,683	—
U.S. Government Agency Mortgage-Backed Securities	—	543,374	—
Exchange-Traded Funds	277,454	—	—
Short-Term Investments	12,490,904	24,497,738	—
	$169,875,582	$140,362,566	—
Other Financial Instruments
Swap Agreements	—	$18,246	—
Forward Foreign Currency Exchange Contracts	—	200,591	—
	—	$218,837	—
Liabilities
Other Financial Instruments
Futures Contracts	$376,789	$134,739	—
Swap Agreements	—	95,819	—
Forward Foreign Currency Exchange Contracts	—	57,326	—
	$376,789	$287,884	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$17,764	—	—	$(672)	$17,092	389	—	$200
American Century Emerging Markets Bond ETF	5,913	—	—	(439)	5,474	156	—	74
American Century Focused Dynamic Growth ETF(3)	4,230	$1,552	—	(634)	5,148	85	—	—
American Century Focused Large Cap Value ETF	6,233	36	$380	(446)	5,443	97	$12	33
American Century Multisector Income ETF	15,038	1,066	—	(633)	15,471	378	—	203
American Century Quality Diversified International ETF	9,579	—	340	(873)	8,366	202	25	—
American Century Short Duration Strategic Income ETF	1,608	—	—	(13)	1,595	32	—	22
American Century U.S. Quality Growth ETF	14,211	569	—	(1,077)	13,703	209	—	12
American Century U.S. Quality Value ETF	18,706	219	1,473	(1,417)	16,035	339	283	64
Avantis International Equity ETF	10,414	—	295	(1,037)	9,082	169	33	—
Avantis International Small Cap Value ETF	1,865	—	112	(159)	1,594	29	13	—
Avantis U.S. Equity ETF	14,651	657	124	(1,483)	13,701	193	65	50
Avantis U.S. Small Cap Value ETF(4)	2,758	19	85	(354)	2,338	32	29	12
	$122,970	$4,118	$2,809	$(9,237)	$115,042	2,310	$460	$670
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.